Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.18375%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$711,467.00

Principal:
Principal Collections	$12,394,205.56
Prepayments in Full	$5,175,573.54
Liquidation Proceeds	$41,341.06
Recoveries	$116,259.92
Sub Total	$17,727,380.08
Collections	$18,438,847.08

Purchase Amounts:
Purchase Amounts Related to Principal	$316,581.39
Purchase Amounts Related to Interest	$1,174.72
Sub Total	$317,756.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,756,603.19

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,756,603.19
Servicing Fee	$211,191.88	$211,191.88	$0.00	$0.00	$18,545,411.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,545,411.31
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,545,411.31
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,545,411.31
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$18,545,411.31
Interest - Class A-4 Notes	$326,992.82	$326,992.82	$0.00	$0.00	$18,218,418.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,218,418.49
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$18,090,151.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,090,151.82
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$18,000,675.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,000,675.15
Regular Principal Payment	$16,520,377.61	$16,520,377.61	$0.00	$0.00	$1,480,297.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,480,297.54
Residual Released to Depositor	$0.00	$1,480,297.54	$0.00	$0.00	$0.00
Total		$18,756,603.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,520,377.61
Total					$16,520,377.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,520,377.61	$126.91	$326,992.82	$2.51	$16,847,370.43	$129.42
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$16,520,377.61	$10.46	$544,736.16	$0.35	$17,065,113.77	$10.81

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$124,174,490.47	0.9539409	$107,654,112.86	0.8270271
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$203,114,490.47	0.1286471	$186,594,112.86	0.1181836

Pool Information
Weighted Average APR	3.323%	3.327%
Weighted Average Remaining Term	23.98	23.19
Number of Receivables Outstanding	23,337	22,402
Pool Balance	$253,430,260.08	$235,367,173.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,691,572.27	$218,171,194.66
Pool Factor	0.1466610	0.1362079

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$17,195,978.88
Targeted Overcollateralization Amount	$48,773,060.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,773,060.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$135,384.99
(Recoveries)		136	$116,259.92
Net Loss for Current Collection Period			$19,125.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0906%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2320%
Second Prior Collection Period			0.1367%
Prior Collection Period			-0.4834%
Current Collection Period			0.0939%
Four Month Average (Current and Prior Three Collection Periods)			-0.0052%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,043	$14,639,993.57
(Cumulative Recoveries)			$3,502,864.74
Cumulative Net Loss for All Collection Periods			$11,137,128.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6445%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,621.07
Average Net Loss for Receivables that have experienced a Realized Loss			$2,754.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	197	$2,996,697.63
61-90 Days Delinquent	0.12%	18	$276,708.24
91-120 Days Delinquent	0.07%	10	$156,192.88
Over 120 Days Delinquent	0.22%	33	$516,044.18
Total Delinquent Receivables	1.68%	258	$3,945,642.93

Repossession Inventory:
Repossessed in the Current Collection Period		5	$101,924.96
Total Repossessed Inventory		7	$119,481.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2431%
Prior Collection Period			0.3257%
Current Collection Period			0.2723%
Three Month Average			0.2803%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4032%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	41

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$645,404.02
2 Months Extended	78	$1,133,835.84
3+ Months Extended	13	$154,619.50

Total Receivables Extended	137	$1,933,859.36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer